Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Derivatives designated as hedging instruments
Interest rate swaps - Liability Derivatives - Fair Value	$ (6,069)	$ (3,409)
Subtotal - Assets	0	1,401
Subtotal - Liabilities	6,069	4,810
Derivatives not designated as hedging instruments
Subtotal - Assets	97	177
Subtotal - Liabilities	3,765	5,179
Total derivatives - Assets	97	1,578
Total derivatives - Liabilites	9,834	9,989
Current portion of financial instruments - Fair value
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	2,704	2,365
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	2,346	3,597
Bunker swaps - Asset Derivatives - Fair Value	97	140
Bunker swaps - Liability Derivatives - Fair Value	0	0
Financial instruments - Fair value, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	1,401
Interest rate swaps - Liability Derivatives - Fair Value	3,365	2,445
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	1,419	1,582
Bunker swaps - Asset Derivatives - Fair Value	0	37
Bunker swaps - Liability Derivatives - Fair Value	$ 0	$ 0